Consolidated Statement of Stockholders Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Statement of Stockholders' Equity [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 408	$ 289	$ 33
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 6,494	$ 12,319	$ 5,777
Common Stock, Dividends, Per Share, Cash Paid	$ 0.28	$ 0.28	$ 0.28